Long-term Debt - Summary of Contractual Terms of Groups Interest-bearing Long-term Debt Measured at Amortized Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current liabilities
Unsecured revolving facilities	$ 275,054	$ 22,166
Unsecured term loan	199,609	0
Unsecured senior notes	1,652,742	1,652,049
Conditional sales contracts	178,052	31,278
Other long-term debt	3,971	4,338
Non-current portion of non-current borrowings	2,309,428	1,709,831
Current liabilities
Current portion of unsecured debenture	0	151,023
Current portion of conditional sales contracts	93,087	22,974
Current portion of other long-term debt	366	354
Current borrowings and current portion of non-current borrowings	$ 93,453	$ 174,351